Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 65,954,438	$ 58,268,914
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	43,661,270	37,711,262
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	6,462,265	3,916,489
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	5,162,189	5,312,988
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 10,668,714	$ 11,328,175